Income tax - Schedule of Expiration of Unused Tax Losses (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure of income tax [Line Items]
Tax losses expire	$ 1,647,618
2026-2028
Disclosure of income tax [Line Items]
Tax losses expire	208,484
2029-2031
Disclosure of income tax [Line Items]
Tax losses expire	549,965
Later
Disclosure of income tax [Line Items]
Tax losses expire	889,170
Indefinite
Disclosure of income tax [Line Items]
Tax losses expire	$ 0